Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options			8,655,500		4,219,000
Granted, share options			7,930,000	7,930,000	4,800,000
Forfeited, share options			(1,550,000)
Exercised, share options					(25,000)
Expired / lapsed on termination of employment			(1,805,500)		(338,500)
Expired / lapsed on termination of employment			(255,500)		(338,500)
Balance at the end of the year, share options			14,780,000		8,655,500
Exercisable at the end of the financial year, share option	6,483,333	6,483,333	6,483,333	6,483,333	3,180,500
Balance at the start of the year, Weighted average exercise price		$ 1.2826			$ 0.8911
Granted, Weighted average exercise price		0.1785			1.611
Forfeited, Weighted average exercise price		1.8977			0
Exercised, Weighted average exercise price		0			0.67
Expired, Weighted average exercise price		1.8977			1.1123
Balance at the end of the year, Weighted average exercise price		0.6292			1.2826
Exercisable at the end of the financial year, Weighted average exercise price	$ 0.9572	0.9572	$ 0.9572	$ 0.9572	$ 0.877
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					05/09/2016
Expiry date					Sep. 05, 2021
Exercise price					$ 1.63
Balance at the start of the year, share options					50,000
Expired / lapsed on termination of employment					(50,000)
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					12/10/2016
Expiry date					Oct. 17, 2021
Exercise price					$ 1.56
Balance at the start of the year, share options					62,000
Expired / lapsed on termination of employment					(62,000)
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					31/10/2016
Expiry date					Nov. 01, 2021
Exercise price					$ 1.38
Balance at the start of the year, share options					12,500
Expired / lapsed on termination of employment					(12,500)
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					21/11/2016
Expiry date					Nov. 23, 2021
Exercise price					$ 1.38
Balance at the start of the year, share options					50,000
Expired / lapsed on termination of employment					(50,000)
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07/08/2017				07/08/2017
Expiry date	Aug. 07, 2022				Aug. 07, 2022
Exercise price		0.67			$ 0.67
Balance at the start of the year, share options			15,500		87,000
Exercised, share options					(25,000)
Expired / lapsed on termination of employment			(15,500)		(46,500)
Balance at the end of the year, share options					15,500
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/02/2018				05/02/2018
Expiry date	Feb. 05, 2023				Feb. 05, 2023
Exercise price		0.7802			$ 0.78
Balance at the start of the year, share options			240,000		320,000
Expired / lapsed on termination of employment			(240,000)		(80,000)
Balance at the end of the year, share options					240,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					04/01/2019
Expiry date					Jan. 04, 2024
Exercise price					$ 0.4925
Balance at the start of the year, share options					37,500
Expired / lapsed on termination of employment					(37,500)
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019				13/11/2019
Expiry date	Jan. 04, 2024				Nov. 13, 2023
Exercise price		0.4925			$ 0.4925
Balance at the start of the year, share options			1,200,000		1,200,000
Balance at the end of the year, share options			1,200,000		1,200,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020				13/01/2020
Expiry date	Jan. 13, 2025				Jan. 13, 2025
Exercise price		0.8812			$ 0.8812
Balance at the start of the year, share options			200,000		200,000
Expired / lapsed on termination of employment			(12,500)
Balance at the end of the year, share options			187,500		200,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020				09/11/2020
Expiry date	Nov. 09, 2024				Nov. 09, 2024
Exercise price		1.132			$ 1.132
Balance at the start of the year, share options			1,200,000		1,200,000
Balance at the end of the year, share options			1,200,000		1,200,000
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020				09/11/2020
Expiry date	Jan. 13, 2025				Nov. 09, 2024
Exercise price		0.8812			$ 0.8812
Balance at the start of the year, share options			800,000		800,000
Expired / lapsed on termination of employment			(200,000)
Balance at the end of the year, share options			600,000		800,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021				04/01/2021
Expiry date	Jan. 04, 2025				Jan. 04, 2026
Exercise price		1.69			$ 1.69
Balance at the start of the year, share options			200,000		200,000
Expired / lapsed on termination of employment			(12,500)
Balance at the end of the year, share options			187,500		200,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021				09/09/2021
Expiry date	Jun. 26, 2026				Jun. 26, 2026
Exercise price		1.365			$ 1.37
Balance at the start of the year, share options			100,000
Granted, share options					100,000
Balance at the end of the year, share options			100,000		100,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021				16/11/2021
Expiry date	Nov. 16, 2025				Nov. 16, 2025
Exercise price		1.69			$ 1.69
Balance at the start of the year, share options			1,000,000
Granted, share options					1,000,000
Expired / lapsed on termination of employment			(250,000)
Balance at the end of the year, share options			750,000		1,000,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021				16/11/2021
Expiry date	Nov. 16, 2025				Nov. 16, 2025
Exercise price		2.24			$ 2.24
Balance at the start of the year, share options			1,500,000
Granted, share options					1,500,000
Expired / lapsed on termination of employment			(1,000,000)
Balance at the end of the year, share options			500,000		1,500,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021				16/11/2021
Expiry date	Nov. 16, 2026				Nov. 16, 2025
Exercise price		1.56			$ 1.56
Balance at the start of the year, share options			800,000
Granted, share options					800,000
Balance at the end of the year, share options			800,000		800,000
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022				01/02/2022
Expiry date	Feb. 01, 2027				Feb. 01, 2027
Exercise price		0.94			$ 0.94
Balance at the start of the year, share options			800,000
Granted, share options					800,000
Balance at the end of the year, share options			800,000		800,000
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022				01/02/2022
Expiry date	Feb. 01, 2027				Feb. 01, 2027
Exercise price		0.94			$ 0.94
Balance at the start of the year, share options			500,000
Granted, share options					500,000
Expired / lapsed on termination of employment			(75,000)
Balance at the end of the year, share options			425,000		500,000
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022				24/05/2022
Expiry date	May 24, 2027				May 24, 2027
Exercise price		0.78			$ 0.78
Balance at the start of the year, share options			100,000
Granted, share options					100,000
Balance at the end of the year, share options			100,000		100,000
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/03/2023
Expiry date	Mar. 03, 2027
Exercise price		0.15
Granted, share options			3,930,000
Balance at the end of the year, share options			3,930,000
Tranche 21 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/05/2023
Expiry date	May 03, 2027
Exercise price		$ 0.187
Granted, share options			4,000,000
Balance at the end of the year, share options			4,000,000